CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Net cash generated from operating activities	¥ 153,420	¥ 175,868	¥ 190,935
Investing activities
Capital expenditure	(129,645)	(94,753)	(63,541)
Exploratory wells expenditure	(11,497)	(8,261)	(7,407)
Purchase of investments, investments in associates and investments in joint ventures	(3,483)	(10,116)	(6,431)
Payment for financial assets at fair value through profit or loss	(12,851)	(29,550)	(51,196)
Proceeds from sale of financial assets at fair value through profit or loss	35,292	55,000
Payment for acquisition of subsidiary, net of cash acquired	(1,031)	(3,188)	(1,288)
Proceeds from disposal of investments and investments in associates	704	1,557	4,809
Proceeds from disposal of property, plant, equipment and other non-current assets	703	9,666	1,313
Increase in time deposits with maturities over three months	(103,231)	(81,708)	(82,577)
Decrease in time deposits with maturities over three months	90,710	78,401	48,820
Interest received	7,094	5,810	3,669
Investment and dividend income received	10,272	10,720	8,506
Repayments of other investing activities	(3,500)
Net cash used in investing activities	(120,463)	(66,422)	(145,323)
Financing activities
Proceeds from bank and other loans	599,866	746,655	524,843
Repayments of bank and other loans	(612,108)	(772,072)	(536,380)
Contributions to subsidiaries from non-controlling interests	3,919	1,886	946
Dividend paid by the Company	(46,008)	(67,799)	(32,689)
Distributions by subsidiaries to non-controlling interests	(7,354)	(13,700)	(7,539)
Interest paid	(6,161)	(5,984)	(5,535)
Payments made to acquire non-controlling interests	(8)	(160)
Repayments of lease liabilities (2018: Finance lease payments)	(16,859)	(86)	(155)
Proceeds from other financing activities	320
Repayments of other financing activities	(320)
Net cash used in financing activities	(84,713)	(111,260)	(56,509)
Net decrease in cash and cash equivalents	(51,756)	(1,814)	(10,897)
Balance at beginning of period	111,922	113,218	124,468
Effect of foreign currency exchange rate changes	147	518	(353)
Balance at end of period	60,313	111,922	113,218
Operating activities
Earnings before income tax	89,927	99,110	86,697
Adjustments for:
Depreciation, depletion and amortisation	108,812	109,967	115,310
Dry hole costs written off	5,831	6,921	6,876
Income from associates and joint ventures	(12,777)	(13,974)	(16,525)
Investment income	(919)	(1,871)	(262)
Gain on remeasurement of interests in the Shanghai SECCO (Note 35)			(3,941)
Interest income	(7,206)	(7,726)	(5,254)
Interest expense	17,003	7,321	7,146
(Gain)/Loss on foreign currency exchange rate changes and derivative financial instruments	3,624	(1,835)	(1,547)
Loss on disposal of property, plant, equipment and other non-current assets, net	1,918	1,526	1,518
Impairment losses on assets	1,789	11,605	21,791
Credit impairment losses	1,264	141
Cash flows from (used in) operations before changes in working capital	209,266	211,185	211,809
Net changes from:
Accounts receivable and other current assets	(11,802)	(1,043)	(31,151)
Inventories	(9,285)	(3,312)	(28,903)
Accounts payable and other current liabilities	(15,236)	2,111	59,210
Net charges from operating activities	172,943	208,941	210,965
Income tax paid	(19,523)	(33,073)	(20,030)
Net cash generated from operating activities	¥ 153,420	¥ 175,868	¥ 190,935